S000094965 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	33.25%	18.94%	16.76%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	24.44%	14.26%	12.86%
Goldman Sachs Growth Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent	32.08%	16.98%	14.98%
Performance Inception Date				May 24, 1999
Goldman Sachs Growth Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.93%	14.38%	11.55%
Performance Inception Date				May 24, 1999
Goldman Sachs Growth Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.21%	13.06%	11.12%
Performance Inception Date				May 24, 1999